Exploration costs (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Exploration Expense	$ 70	$ 69
Mongolia
Exploration Expense	32	41
Other
Exploration Expense	$ 38	$ 28